Award Timing Disclosure	12 Months Ended
Mar. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Practices Specific to Stock Option Awards

Beginning in fiscal year 2019, the Committee ceased granting stock options or similar awards as part of our equity compensation programs. If stock options or similar awards are granted in the future, our policy is to not grant any such awards at a time when we are in possession of material nonpublic information, such as the release of earnings or news regarding a significant transaction. In addition, we generally do not grant stock options or similar awards (i) during trading blackout periods established under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Our executive officers are not permitted to choose the grant date for their individual stock option grants.

During fiscal year 2024, (i) none of our NEOs were awarded stock options or similar awards, with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
During fiscal year 2024, (i) none of our NEOs were awarded stock options or similar awards, with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If stock options or similar awards are granted in the future, our policy is to not grant any such awards at a time when we are in possession of material nonpublic information, such as the release of earnings or news regarding a significant transaction. In addition, we generally do not grant stock options or similar awards (i) during trading blackout periods established under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Our executive officers are not permitted to choose the grant date for their individual stock option grants.
MNPI Disclosure Timed for Compensation Value	false